Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
July 31, 2025
ISY-NPRT3-0925
1.9883820.108
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRALIA - 2.8%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	12,963	315,513
REA Group Ltd	1,813	276,176
		591,689
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	19,298	864,105
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	46,052	613,135
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd	65,122	1,102,020
Financials - 1.0%
Banks - 0.4%
ANZ Group Holdings Ltd	101,867	1,998,987
Capital Markets - 0.4%
ASX Ltd	6,565	294,270
Macquarie Group Ltd	12,412	1,718,882
		2,013,152
Insurance - 0.2%
QBE Insurance Group Ltd	51,754	767,730
Suncorp Group Ltd	37,165	498,188
		1,265,918
TOTAL FINANCIALS		5,278,057

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	2,246	458,528
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	47,043	719,732
Professional Services - 0.1%
Computershare Ltd	18,053	485,976
Transportation Infrastructure - 0.2%
Transurban Group unit	106,593	943,329
TOTAL INDUSTRIALS		2,149,037

Information Technology - 0.1%
Software - 0.1%
WiseTech Global Ltd	6,882	521,244
Materials - 0.4%
Metals & Mining - 0.4%
BlueScope Steel Ltd	15,083	228,663
Evolution Mining Ltd	68,682	310,836
Fortescue Ltd	58,116	657,540
Northern Star Resources Ltd	46,577	462,758
South32 Ltd	155,161	290,157
		1,949,954
Real Estate - 0.3%
Industrial REITs - 0.3%
Goodman Group unit	69,634	1,556,910
Utilities - 0.0%
Gas Utilities - 0.0%
Apa Group unit	44,020	236,756
TOTAL AUSTRALIA		15,321,435
AUSTRIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	5,075	258,768
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	15,306	207,698
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,269	169,216
TOTAL AUSTRIA		635,682
BELGIUM - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Lotus Bakeries NV	14	118,867
Financials - 0.3%
Banks - 0.2%
KBC Group NV	7,870	824,119
Insurance - 0.1%
Ageas SA/NV	5,125	349,457
TOTAL FINANCIALS		1,173,576

Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,517	200,953
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,683	194,369
TOTAL BELGIUM		1,687,765
BRAZIL - 1.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	29,400	108,736
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	44,280	106,518
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	29,713	47,916
TOTAL CONSUMER STAPLES		154,434

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (b)	29,300	220,762
Ultrapar Participacoes SA	24,400	74,818
		295,580
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	181,355	502,977
Itau Unibanco Holding SA	182,840	1,148,067
		1,651,044
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	178,900	401,918
TOTAL FINANCIALS		2,052,962

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	27,702	160,783
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	31,371	194,012
Rumo SA	43,300	127,900
		321,912
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	35,500	78,042
TOTAL INDUSTRIALS		399,954

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	18,000	140,186
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	5,685	211,207
Containers & Packaging - 0.0%
Klabin SA unit	28,330	94,104
Metals & Mining - 0.3%
Gerdau SA	45,270	136,144
Wheaton Precious Metals Corp	15,565	1,423,497
		1,559,641
TOTAL MATERIALS		1,864,952

Utilities - 0.1%
Electric Utilities - 0.1%
Cia Energetica de Minas Gerais	57,558	106,182
Cia Paranaense de Energia - Copel Series B	39,100	82,815
CPFL Energia SA	8,300	56,193
Energisa S/A unit	10,000	81,542
Equatorial Energia SA	41,368	251,700
		578,432
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	7,000	49,917
TOTAL UTILITIES		628,349

TOTAL BRAZIL		5,805,936
CANADA - 8.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp	17,254	277,936
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	12,320	411,497
TOTAL COMMUNICATION SERVICES		689,433

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Canadian Tire Corp Ltd Class A	1,757	235,323
Dollarama Inc	9,501	1,298,571
		1,533,894
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
George Weston Ltd	1,981	376,427
Loblaw Cos Ltd	5,154	833,471
Metro Inc/CN	7,178	548,866
		1,758,764
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp	14,929	1,120,860
Enbridge Inc	74,726	3,384,135
Imperial Oil Ltd	6,127	510,863
Keyera Corp	7,911	248,361
Pembina Pipeline Corp	19,947	741,390
		6,005,609
Financials - 3.2%
Banks - 2.1%
Bank of Montreal	24,823	2,739,918
Bank of Nova Scotia/The	42,692	2,375,236
National Bank of Canada	13,419	1,395,843
Toronto Dominion Bank	60,043	4,373,225
		10,884,222
Capital Markets - 0.6%
Brookfield Corp Class A	46,726	3,129,792
Insurance - 0.5%
Intact Financial Corp	6,117	1,264,368
Sun Life Financial Inc	19,654	1,198,304
		2,462,672
TOTAL FINANCIALS		16,476,686

Industrials - 0.9%
Aerospace & Defense - 0.0%
CAE Inc (b)	10,439	297,665
Commercial Services & Supplies - 0.2%
Element Fleet Management Corp	13,679	355,796
RB Global Inc	6,353	687,890
		1,043,686
Construction & Engineering - 0.2%
WSP Global Inc	4,484	923,272
Ground Transportation - 0.3%
Canadian National Railway Co	18,337	1,712,212
Professional Services - 0.2%
Thomson Reuters Corp	5,407	1,085,146
TOTAL INDUSTRIALS		5,061,981

Information Technology - 1.1%
IT Services - 1.1%
CGI Inc Class A	6,910	666,165
Shopify Inc Class A (b)	41,752	5,103,591
		5,769,756
Software - 0.0%
Open Text Corp	8,943	263,204
TOTAL INFORMATION TECHNOLOGY		6,032,960

Materials - 0.7%
Chemicals - 0.2%
Nutrien Ltd	16,758	994,281
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	17,258	2,142,428
Kinross Gold Corp	42,218	675,500
		2,817,928
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,812	125,621
TOTAL MATERIALS		3,937,830

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
FirstService Corp Subordinate Voting Shares	1,413	278,521
Utilities - 0.2%
Electric Utilities - 0.2%
Fortis Inc/Canada	17,252	844,173
Hydro One Ltd (c)(d)	11,350	401,378
		1,245,551
TOTAL CANADA		43,021,229
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	20,658	103,013
Specialty Retail - 0.0%
Empresas Copec SA	12,874	85,230
TOTAL CONSUMER DISCRETIONARY		188,243

Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	7,304,572	159,744
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	4,924	181,092
Metals & Mining - 0.2%
Antofagasta PLC	13,353	331,002
Lundin Mining Corp	23,837	243,428
		574,430
Paper & Forest Products - 0.0%
Empresas Cmpc SA	39,637	55,836
TOTAL MATERIALS		811,358

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	769,658	76,759
Enel Chile SA	927,330	59,399
		136,158
TOTAL CHILE		1,295,503
CHINA - 10.9%
Communication Services - 3.7%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	4,100	9,429
China Ruyi Holdings Ltd (b)	284,000	113,537
Kingsoft Corp Ltd	31,400	142,784
Netease Inc	59,700	1,560,693
		1,826,443
Interactive Media & Services - 3.4%
Baidu Inc A Shares (b)	76,412	836,049
Bilibili Inc Z Shares (b)	8,060	184,405
Kanzhun Ltd ADR (b)	10,046	190,472
Kuaishou Technology B Shares (b)(c)(d)	91,900	897,317
Tencent Holdings Ltd	220,900	15,465,705
		17,573,948
Media - 0.0%
China Literature Ltd (b)(c)(d)	13,200	51,874
TOTAL COMMUNICATION SERVICES		19,452,265

Consumer Discretionary - 3.9%
Automobiles - 0.8%
BYD Co Ltd A Shares (China)	10,800	156,887
BYD Co Ltd H Shares	126,500	1,847,009
Geely Automobile Holdings Ltd	208,000	466,548
Great Wall Motor Co Ltd A Shares (China)	5,300	15,885
Great Wall Motor Co Ltd H Shares	81,500	133,002
Li Auto Inc A Shares (b)	42,930	562,027
NIO Inc A Shares (b)	53,529	256,207
Seres Group Co Ltd A Shares (China)	3,300	57,946
XPeng Inc A Shares (b)	42,616	387,805
Yadea Group Holdings Ltd (c)(d)	39,884	62,761
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	17,100	131,490
		4,077,567
Broadline Retail - 2.4%
Alibaba Group Holding Ltd	589,500	8,863,002
JD.com Inc A Shares	83,700	1,319,275
MINISO Group Holding Ltd A Shares	14,632	69,649
Prosus NV Class N	44,863	2,562,835
Vipshop Holdings Ltd Class A ADR	11,328	170,940
		12,985,701
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	7,017	219,071
Tongcheng Travel Holdings Ltd (c)	42,800	107,241
Trip.com Group Ltd	21,300	1,322,357
Yum China Holdings Inc	12,883	601,378
		2,250,047
Household Durables - 0.1%
Haier Smart Home Co Ltd A Shares (China)	14,900	51,265
Haier Smart Home Co Ltd H Shares	82,200	258,961
		310,226
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	2,700	24,309
China Tourism Group Duty Free Corp Ltd H Shares (c)(d)	1,700	12,284
Chow Tai Fook Jewellery Group Ltd	65,800	109,892
Pop Mart International Group Ltd (c)(d)	18,400	573,967
		720,452
Textiles, Apparel & Luxury Goods - 0.1%
Bosideng International Holdings Ltd	152,000	86,746
Shenzhou International Group Holdings Ltd	28,600	205,827
		292,573
TOTAL CONSUMER DISCRETIONARY		20,636,566

Consumer Staples - 0.2%
Beverages - 0.1%
Nongfu Spring Co Ltd H Shares (c)(d)	69,400	400,969
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	192,000	119,066
JD Health International Inc (b)(c)(d)	38,650	247,146
Yifeng Pharmacy Chain Co Ltd A Shares (China)	2,600	8,542
		374,754
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	1,600	7,620
China Feihe Ltd (c)(d)	121,000	71,935
China Mengniu Dairy Co Ltd	109,000	226,831
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	6,400	21,929
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	13,700	52,098
Want Want China Holdings Ltd	158,000	114,198
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	2,700	11,312
		505,923
TOTAL CONSUMER STAPLES		1,281,646

Energy - 0.0%
Energy Equipment & Services - 0.0%
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	2,200	11,874
Financials - 1.5%
Banks - 1.4%
Agricultural Bank of China Ltd A Shares (China)	177,600	155,318
Agricultural Bank of China Ltd H Shares	949,000	621,706
China Construction Bank Corp A Shares (China)	36,700	47,947
China Construction Bank Corp H Shares	3,307,000	3,382,412
China Merchants Bank Co Ltd A Shares (China)	41,900	258,506
China Merchants Bank Co Ltd H Shares	134,500	872,790
China Minsheng Banking Corp Ltd A Shares (China)	147,700	100,204
China Minsheng Banking Corp Ltd H Shares	132,000	79,449
Industrial & Commercial Bank of China Ltd A Shares (China)	113,500	119,123
Industrial & Commercial Bank of China Ltd H Shares	2,259,000	1,730,903
Industrial Bank Co Ltd A Shares (China)	41,000	128,726
Postal Savings Bank of China Co Ltd H Shares (c)(d)	310,000	218,987
		7,716,071
Capital Markets - 0.1%
Guotai Haitong Securities Co Ltd A Shares (China)	24,700	69,468
Guotai Haitong Securities Co Ltd H Shares (c)(d)	72,800	157,156
Huatai Securities Co Ltd A Shares (China)	13,500	37,499
Huatai Securities Co Ltd H Shares (c)(d)	48,600	111,857
Orient Securities Co Ltd/China A Shares (China)	13,100	20,424
		396,404
TOTAL FINANCIALS		8,112,475

Health Care - 0.6%
Biotechnology - 0.3%
BeOne Medicines Ltd H Shares (b)	28,700	652,479
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	6,500	21,614
Imeik Technology Development Co Ltd A Shares (China)	560	14,383
Innovent Biologics Inc (b)(c)(d)	42,000	519,880
		1,208,356
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	80,800	71,056
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,500	80,108
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	1,600	12,321
		163,485
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	19,000	33,806
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	2,600	9,689
Huadong Medicine Co Ltd A Shares (China)	3,700	22,779
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	3,900	10,311
Shanghai Pharmaceuticals Holding Co Ltd H Shares	4,500	7,176
Sinopharm Group Co Ltd H Shares	44,800	107,683
		191,444
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	40,000	86,756
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	700	6,596
Pharmaron Beijing Co Ltd A Shares (China)	2,750	11,798
Wuxi Apptec Co Ltd A Shares (China)	5,676	75,336
Wuxi Apptec Co Ltd H Shares (c)(d)	10,080	134,459
Wuxi Biologics Cayman Inc (b)(c)(d)	120,000	487,924
		802,869
Pharmaceuticals - 0.2%
Beijing Tong Ren Tang Co Ltd A Shares (China)	2,900	14,487
China Resources Pharmaceutical Group Ltd (c)(d)	60,500	42,249
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	3,432	14,912
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	2,760	20,624
CSPC Pharmaceutical Group Ltd	277,280	348,484
Hansoh Pharmaceutical Group Co Ltd (c)(d)	40,000	179,707
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	12,800	111,759
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	4,400	16,868
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	3,400	17,813
Yunnan Baiyao Group Co Ltd A Shares (China)	3,320	25,832
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	1,100	30,404
		823,139
TOTAL HEALTH CARE		3,189,293

Industrials - 0.4%
Aerospace & Defense - 0.0%
Kuang-Chi Technologies Co Ltd A Shares (China)	4,000	22,637
Air Freight & Logistics - 0.1%
JD Logistics Inc (b)(c)(d)	66,500	115,246
SF Holding Co Ltd A Shares (China)	9,800	62,493
ZTO Express Cayman Inc A Shares	14,256	277,915
		455,654
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	1,700	7,262
Electrical Equipment - 0.1%
CNGR Advanced Material Co Ltd A Shares (China)	1,680	7,847
Contemporary Amperex Technology Co Ltd A Shares (China)	9,040	330,625
Eve Energy Co Ltd A Shares (China)	4,100	25,115
GEM Co Ltd A Shares (China)	9,500	8,490
Goldwind Science & Technology Co Ltd A Shares (China)	6,400	8,558
Goldwind Science & Technology Co Ltd H Shares	18	16
Shanghai Electric Group Co Ltd A Shares (China) (b)	27,500	29,745
Sungrow Power Supply Co Ltd A Shares (China)	4,580	45,669
Sunwoda Electronic Co Ltd A Shares (China)	3,400	10,130
		466,195
Industrial Conglomerates - 0.1%
CITIC Ltd	142,000	213,025
Fosun International Ltd	95,500	65,906
		278,931
Machinery - 0.1%
Airtac International Group	5,000	141,887
Haitian International Holdings Ltd	22,000	59,637
Shenzhen Inovance Technology Co Ltd A Shares (China)	2,500	21,902
Sinotruk Hong Kong Ltd	23,000	70,094
Weichai Power Co Ltd A Shares (China)	13,200	27,681
Weichai Power Co Ltd H Shares	69,000	146,271
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	14,900	15,182
		482,654
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	22,300	22,481
China Southern Airlines Co Ltd A Shares (China) (b)	22,700	17,843
		40,324
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	7,400	67,229
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	42,000	82,580
Jiangsu Expressway Co Ltd H Shares	40,000	49,047
Zhejiang Expressway Co Ltd H Shares	56,440	53,777
		185,404
TOTAL INDUSTRIALS		2,006,290

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sunny Optical Technology Group Co Ltd	24,500	227,000
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	102,000	236,743
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd	278,000	356,466
TOTAL INFORMATION TECHNOLOGY		820,209

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	6,040	20,049
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	4,100	10,722
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	13,800	17,089
Rongsheng Petrochemical Co Ltd A Shares (China)	21,200	26,867
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	4,585	11,132
Tianqi Lithium Corp A Shares (China) (b)	2,700	14,289
Wanhua Chemical Group Co Ltd A Shares (China)	6,400	55,254
Zangge Mining Co Ltd A Shares (China)	3,200	20,379
Zhejiang NHU Co Ltd A Shares (China)	6,500	20,195
		195,976
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	8,000	26,142
Anhui Conch Cement Co Ltd H Shares	44,500	128,833
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	2,100	3,507
China Jushi Co Ltd A Shares (China)	8,657	14,868
China National Building Material Co Ltd H Shares	126,000	74,963
		248,313
Metals & Mining - 0.0%
CMOC Group Ltd A Shares (China)	33,600	41,614
CMOC Group Ltd H Shares	135,000	153,243
Shandong Nanshan Aluminum Co Ltd A Shares (China)	21,600	11,758
Western Mining Co Ltd A Shares (China)	4,400	10,182
Xiamen Tungsten Co Ltd A Shares (China)	3,200	10,299
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	9,400	7,120
		234,216
TOTAL MATERIALS		678,505

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	18,300	22,084
China Overseas Land & Investment Ltd	132,500	229,159
China Resources Land Ltd	110,500	405,200
China Vanke Co Ltd A Shares (China) (b)	18,900	16,872
China Vanke Co Ltd H Shares (b)	78,900	50,061
KE Holdings Inc A Shares	71,647	438,195
Longfor Group Holdings Ltd (c)(d)	73,656	91,677
		1,253,248
Utilities - 0.1%
Gas Utilities - 0.1%
China Resources Gas Group Ltd	32,200	81,508
ENN Energy Holdings Ltd	27,400	223,311
ENN Natural Gas Co Ltd A Shares (China)	5,600	14,329
Kunlun Energy Co Ltd	130,000	125,236
		444,384
Independent Power and Renewable Electricity Producers - 0.0%
China Three Gorges Renewables Group Co Ltd A Shares (China)	61,800	37,154
China Yangtze Power Co Ltd A Shares (China)	49,000	189,521
		226,675
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	124,000	42,436
TOTAL UTILITIES		713,495

TOTAL CHINA		58,155,866
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	9,273	120,738
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	14,713	73,816
TOTAL COLOMBIA		194,554
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	25,158	196,275
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	2,639	126,074
Moneta Money Bank AS (c)(d)	9,149	63,799

TOTAL CZECH REPUBLIC		189,873
DENMARK - 2.0%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	2,812	466,678
Financials - 0.1%
Insurance - 0.1%
Tryg A/S	11,618	280,470
Health Care - 1.1%
Biotechnology - 0.1%
Genmab A/S (b)	2,198	473,224
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	4,326	395,102
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	110,410	5,134,949
TOTAL HEALTH CARE		6,003,275

Industrials - 0.5%
Air Freight & Logistics - 0.3%
DSV A/S	7,009	1,570,612
Building Products - 0.0%
ROCKWOOL A/S Series B	3,249	142,264
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	34,638	632,424
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	94	185,104
AP Moller - Maersk A/S Series B	152	300,164
		485,268
TOTAL INDUSTRIALS		2,830,568

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	12,079	786,338
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(c)(d)	5,775	272,184
TOTAL DENMARK		10,639,513
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	79,322	153,679
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,908	252,942
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,433	205,395
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,212	224,303
Financials - 0.2%
Insurance - 0.2%
Sampo Oyj A Shares	83,124	893,212
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	11,663	717,931
Metso Oyj	21,382	269,999
		987,930
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	182,721	748,174
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	20,056	206,769
UPM-Kymmene Oyj	18,214	472,067
		678,836
TOTAL FINLAND		3,990,792
FRANCE - 6.5%
Communication Services - 0.1%
Media - 0.1%
Publicis Groupe SA	7,849	717,255
Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	22,977	817,441
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	1,086	2,665,827
Kering SA	2,554	627,123
LVMH Moet Hennessy Louis Vuitton SE	9,431	5,062,676
		8,355,626
TOTAL CONSUMER DISCRETIONARY		9,173,067

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	18,658	267,388
Food Products - 0.3%
Danone SA	22,135	1,811,460
Personal Care Products - 0.8%
L'Oreal SA	8,243	3,647,392
TOTAL CONSUMER STAPLES		5,726,240

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	70,064	4,166,391
Financials - 1.6%
Banks - 1.1%
BNP Paribas SA	34,882	3,180,481
Credit Agricole SA	36,268	667,496
Societe Generale SA Series A	24,685	1,575,608
		5,423,585
Financial Services - 0.0%
Eurazeo SE	1,317	77,627
Insurance - 0.5%
AXA SA	60,705	2,948,394
TOTAL FINANCIALS		8,449,606

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	10,196	3,032,257
Industrials - 0.5%
Construction & Engineering - 0.1%
Bouygues SA	6,521	269,020
Eiffage SA	2,354	316,053
		585,073
Electrical Equipment - 0.2%
Legrand SA	8,999	1,329,214
Professional Services - 0.1%
Bureau Veritas SA	10,784	332,773
Trading Companies & Distributors - 0.0%
Rexel SA	7,704	233,686
Transportation Infrastructure - 0.1%
Aeroports de Paris SA	1,193	144,858
Getlink SE Series A	10,437	189,381
		334,239
TOTAL INDUSTRIALS		2,814,985

Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	22,975	754,758
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	1,871	121,599
Office REITs - 0.0%
Gecina SA	1,576	155,033
TOTAL REAL ESTATE		276,632

TOTAL FRANCE		35,111,191
GERMANY - 2.8%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	2,575	344,990
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	7,727	226,800
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	5,869	1,125,549
TOTAL CONSUMER DISCRETIONARY		1,352,349

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	3,674	261,259
Personal Care Products - 0.1%
Beiersdorf AG	3,413	424,108
TOTAL CONSUMER STAPLES		685,367

Financials - 1.1%
Banks - 0.2%
Commerzbank AG	30,454	1,113,522
Capital Markets - 0.3%
Deutsche Boerse AG	6,455	1,867,996
Insurance - 0.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,586	3,002,321
TOTAL FINANCIALS		5,983,839

Health Care - 0.1%
Pharmaceuticals - 0.1%
Merck KGaA	4,438	554,681
Industrials - 0.3%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	1,847	797,169
Machinery - 0.1%
Gea Group Ag	4,971	357,960
Knorr-Bremse AG	2,496	250,235
		608,195
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	20,624	177,556
TOTAL INDUSTRIALS		1,582,920

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	44,783	1,759,218
Materials - 0.4%
Chemicals - 0.2%
Covestro AG	6,185	419,265
Evonik Industries AG	8,852	176,480
Symrise AG	4,561	413,442
		1,009,187
Construction Materials - 0.2%
Heidelberg Materials AG	4,587	1,058,197
TOTAL MATERIALS		2,067,384

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE	2,561	203,852
Vonovia SE	25,398	790,689
		994,541
TOTAL GERMANY		15,325,289
GREECE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	5,491	99,634
Financials - 0.3%
Banks - 0.3%
Alpha Bank SA	72,623	271,838
Eurobank Ergasias Services and Holdings SA	88,169	323,612
National Bank of Greece SA	29,811	418,110
Piraeus Financial Holdings SA	36,437	280,180
		1,293,740
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	3,435	189,651
TOTAL GREECE		1,583,025
HONG KONG - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	132,000	207,844
Consumer Staples - 0.1%
Food Products - 0.1%
WH Group Ltd (c)(d)	288,000	288,328
Financials - 1.3%
Banks - 0.1%
Hang Seng Bank Ltd	25,600	372,908
Capital Markets - 0.4%
Hong Kong Exchanges & Clearing Ltd	41,300	2,235,107
Insurance - 0.8%
AIA Group Ltd	366,800	3,420,106
Prudential PLC	89,490	1,135,287
		4,555,393
TOTAL FINANCIALS		7,163,408

Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	354,750	339,745
Industrials - 0.1%
Ground Transportation - 0.1%
MTR Corp Ltd	53,656	193,015
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	12,000	108,472
Marine Transportation - 0.0%
Orient Overseas International Ltd	4,500	80,965
TOTAL INDUSTRIALS		382,452

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	121,102	139,594
Utilities - 0.1%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd	21,000	147,903
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	382,356	341,277
TOTAL UTILITIES		489,180

TOTAL HONG KONG		9,010,551
HUNGARY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	14,411	125,407
INDIA - 4.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Info Edge India Ltd	12,431	196,467
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Balkrishna Industries Ltd	2,673	81,408
Sona Blw Precision Forgings Ltd (c)(d)	15,030	76,630
		158,038
Automobiles - 0.4%
Eicher Motors Ltd	4,660	290,207
Hero MotoCorp Ltd	4,035	195,635
Mahindra & Mahindra Ltd	32,057	1,168,796
TVS Motor Co Ltd	8,259	263,287
		1,917,925
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	166,056	580,052
Indian Hotels Co Ltd/The	28,926	243,508
		823,560
Specialty Retail - 0.0%
Trent Ltd	6,241	356,295
TOTAL CONSUMER DISCRETIONARY		3,255,818

Consumer Staples - 0.4%
Food Products - 0.2%
Britannia Industries Ltd	3,680	242,334
Marico Ltd	17,173	138,870
Nestle India Ltd	11,445	293,244
Tata Consumer Products Ltd	20,138	246,119
		920,567
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	4,507	115,340
Dabur India Ltd	17,565	105,922
Hindustan Unilever Ltd	28,411	816,654
		1,037,916
TOTAL CONSUMER STAPLES		1,958,483

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd	209,061	3,304,434
Financials - 1.2%
Banks - 1.2%
AU Small Finance Bank Ltd (c)(d)	12,595	106,217
Axis Bank Ltd	78,933	959,393
HDFC Bank Ltd/Gandhinagar	194,374	4,464,390
Kotak Mahindra Bank Ltd	37,643	848,839
Union Bank of India Ltd	50,337	74,820
		6,453,659
Insurance - 0.0%
ICICI Prudential Life Insurance Co Ltd (c)(d)	12,481	87,602
TOTAL FINANCIALS		6,541,261

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	26,816	380,781
Pharmaceuticals - 0.1%
Cipla Ltd/India	19,211	339,563
Torrent Pharmaceuticals Ltd	4,185	178,290
		517,853
TOTAL HEALTH CARE		898,634

Industrials - 0.3%
Building Products - 0.0%
Astral Ltd	4,010	64,013
Construction & Engineering - 0.0%
Voltas Ltd	7,682	116,047
Electrical Equipment - 0.2%
ABB India Ltd	1,754	109,927
Havells India Ltd	8,530	145,815
Suzlon Energy Ltd (b)	331,268	231,321
		487,063
Industrial Conglomerates - 0.0%
Siemens Ltd	2,997	103,279
Machinery - 0.0%
Ashok Leyland Ltd	104,070	143,142
Thermax Limited	1,456	65,327
		208,469
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	6,540	439,266
Transportation Infrastructure - 0.0%
GMR Airports Ltd (b)	91,171	93,138
TOTAL INDUSTRIALS		1,511,275

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	32,787	547,033
Infosys Ltd	114,085	1,941,906
		2,488,939
Materials - 0.4%
Chemicals - 0.2%
Asian Paints Ltd	13,009	355,394
Coromandel International Ltd	3,893	119,145
PI Industries Ltd	2,506	121,387
Pidilite Industries Ltd	5,124	167,697
Supreme Industries Ltd	2,197	107,488
UPL Ltd	14,926	119,516
		990,627
Construction Materials - 0.1%
Grasim Industries Ltd	9,508	297,318
Metals & Mining - 0.1%
APL Apollo Tubes Ltd	5,992	109,137
Hindalco Industries Ltd	45,765	354,600
Jindal Stainless Ltd	10,938	86,418
Vedanta Ltd	47,821	231,144
		781,299
TOTAL MATERIALS		2,069,244

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lodha Developers Ltd (c)(d)	10,142	141,929
Utilities - 0.1%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	160,900	532,356
Torrent Power Ltd	5,950	88,431
		620,787
Gas Utilities - 0.0%
GAIL India Ltd	78,378	158,021
Independent Power and Renewable Electricity Producers - 0.0%
NHPC Ltd	104,064	98,291
TOTAL UTILITIES		877,099

TOTAL INDIA		23,243,583
INDONESIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	1,705,700	299,512
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	691,200	59,782
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT (b)	805,927	128,244
Chandra Asri Pacific Tbk PT	297,000	166,978
		295,222
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	226,300	115,349
TOTAL MATERIALS		410,571

TOTAL INDONESIA		769,865
IRELAND - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	5,669	524,997
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,314	440,574
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,313	677,069
TOTAL INDUSTRIALS		1,117,643

TOTAL IRELAND		1,642,640
ISRAEL - 0.1%
Information Technology - 0.1%
Software - 0.1%
Nice Ltd (b)	2,171	340,724
ITALY - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	9,260	109,479
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	8,029	430,097
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,485	390,065
Financials - 1.0%
Banks - 0.7%
FinecoBank Banca Fineco SpA	20,987	448,351
Intesa Sanpaolo SpA	518,497	3,124,083
Mediobanca Banca di Credito Finanziario SpA	17,135	378,183
		3,950,617
Financial Services - 0.0%
Nexi SpA (c)(d)	16,385	93,680
Insurance - 0.3%
Generali	29,594	1,105,042
Poste Italiane Spa (c)(d)	15,616	337,975
		1,443,017
TOTAL FINANCIALS		5,487,314

Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	9,648	770,523
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	278,735	2,457,967
TOTAL ITALY		9,645,445
JAPAN - 14.0%
Communication Services - 1.4%
Entertainment - 0.2%
Capcom Co Ltd	11,900	302,923
Konami Group Corp	3,400	461,580
Nexon Co Ltd	11,300	206,768
Toho Co Ltd/Tokyo	3,800	239,754
		1,211,025
Interactive Media & Services - 0.1%
LY Corp	98,100	358,572
Media - 0.0%
Dentsu Group Inc	6,900	136,072
Wireless Telecommunication Services - 1.1%
KDDI Corp	105,200	1,726,502
SoftBank Corp	981,600	1,418,252
SoftBank Group Corp	32,800	2,504,574
		5,649,328
TOTAL COMMUNICATION SERVICES		7,354,997

Consumer Discretionary - 2.3%
Automobile Components - 0.1%
Bridgestone Corp	19,600	792,824
Automobiles - 0.2%
Isuzu Motors Ltd	18,500	237,096
Subaru Corp	20,100	369,756
Yamaha Motor Co Ltd	31,800	230,004
		836,856
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	13,100	438,277
Rakuten Group Inc (b)	52,000	263,105
		701,382
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	37,000	761,849
Household Durables - 1.2%
Panasonic Holdings Corp	80,000	756,746
Sekisui House Ltd	20,300	425,830
Sony Group Corp	210,800	5,070,439
		6,253,015
Leisure Products - 0.1%
Bandai Namco Holdings Inc	20,400	659,673
Specialty Retail - 0.4%
Fast Retailing Co Ltd	6,500	1,982,694
ZOZO Inc	13,500	133,642
		2,116,336
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	22,683	533,261
TOTAL CONSUMER DISCRETIONARY		12,655,196

Consumer Staples - 0.7%
Beverages - 0.0%
Suntory Beverage & Food Ltd	4,800	144,939
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	25,500	814,543
Kobe Bussan Co Ltd	5,000	133,146
MatsukiyoCocokara & Co	11,500	236,149
		1,183,838
Food Products - 0.3%
Ajinomoto Co Inc	31,100	822,796
Kikkoman Corp	23,400	205,568
MEIJI Holdings Co Ltd	8,300	167,834
Nissin Foods Holdings Co Ltd	6,500	123,293
		1,319,491
Household Products - 0.0%
Unicharm Corp	37,900	262,160
Personal Care Products - 0.2%
Kao Corp	16,000	719,944
Shiseido Co Ltd	13,800	224,326
		944,270
TOTAL CONSUMER STAPLES		3,854,698

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	93,900	492,847
Financials - 2.7%
Banks - 1.2%
Concordia Financial Group Ltd	35,500	235,409
Mizuho Financial Group Inc	81,900	2,402,263
Sumitomo Mitsui Financial Group Inc	126,500	3,191,167
Sumitomo Mitsui Trust Group Inc	22,000	576,725
		6,405,564
Capital Markets - 0.2%
Daiwa Securities Group Inc	45,500	316,764
Nomura Holdings Inc	103,100	681,110
		997,874
Financial Services - 0.2%
ORIX Corp	39,900	896,275
Insurance - 1.1%
Dai-ichi Life Holdings Inc	120,600	954,209
Ms&Ad Insurance Group Holdings Inc	44,100	942,244
Sompo Holdings Inc	30,600	902,304
T&D Holdings Inc	16,800	410,235
Tokio Marine Holdings Inc	63,000	2,529,634
		5,738,626
TOTAL FINANCIALS		14,038,339

Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	11,900	1,501,338
Sysmex Corp	17,300	281,053
		1,782,391
Pharmaceuticals - 0.5%
Astellas Pharma Inc	62,200	644,928
Daiichi Sankyo Co Ltd	58,900	1,444,931
Eisai Co Ltd	9,000	252,408
		2,342,267
TOTAL HEALTH CARE		4,124,658

Industrials - 3.2%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	10,600	117,601
Building Products - 0.2%
Daikin Industries Ltd	9,100	1,118,898
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,400	206,353
Secom Co Ltd	14,400	517,151
		723,504
Construction & Engineering - 0.1%
Obayashi Corp	22,000	323,956
Electrical Equipment - 0.0%
Fuji Electric Co Ltd	4,600	228,704
Ground Transportation - 0.1%
Hankyu Hanshin Holdings Inc	7,900	205,887
Tokyu Corp	17,400	195,867
West Japan Railway Co	15,200	332,792
		734,546
Industrial Conglomerates - 1.0%
Hitachi Ltd	157,000	4,804,303
Sekisui Chemical Co Ltd	12,900	223,752
		5,028,055
Machinery - 0.5%
Daifuku Co Ltd	10,900	275,947
FANUC Corp	32,500	904,701
Komatsu Ltd	31,000	998,755
Kubota Corp	33,100	371,192
		2,550,595
Passenger Airlines - 0.0%
ANA Holdings Inc	5,600	103,838
Professional Services - 0.5%
Recruit Holdings Co Ltd	48,300	2,865,695
Trading Companies & Distributors - 0.7%
ITOCHU Corp	40,800	2,140,067
Marubeni Corp	48,400	990,929
		3,130,996
TOTAL INDUSTRIALS		16,926,388

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.3%
Omron Corp	6,000	154,649
Shimadzu Corp	8,200	181,521
TDK Corp	66,700	812,602
Yokogawa Electric Corp	7,900	210,567
		1,359,339
IT Services - 0.6%
Fujitsu Ltd	60,400	1,315,749
NEC Corp	42,100	1,208,939
Nomura Research Institute Ltd	13,000	514,416
TIS Inc	7,200	229,693
		3,268,797
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	57,700	701,809
Tokyo Electron Ltd	15,400	2,448,274
		3,150,083
Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp	38,400	796,502
Ricoh Co Ltd	18,600	163,094
		959,596
TOTAL INFORMATION TECHNOLOGY		8,737,815

Materials - 0.7%
Chemicals - 0.6%
Asahi Kasei Corp	42,500	295,705
Mitsubishi Chemical Group Corp	47,000	255,998
Nippon Paint Holdings Co Ltd	32,600	276,368
Nitto Denko Corp	24,300	502,862
Shin-Etsu Chemical Co Ltd	61,800	1,778,414
Toray Industries Inc	46,900	320,789
		3,430,136
Metals & Mining - 0.1%
JFE Holdings Inc	19,900	230,304
Sumitomo Metal Mining Co Ltd	8,300	182,561
		412,865
TOTAL MATERIALS		3,843,001

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Daiwa House Industry Co Ltd	19,200	634,769
Mitsubishi Estate Co Ltd	36,500	683,369
Mitsui Fudosan Co Ltd	90,700	810,704
		2,128,842
Utilities - 0.1%
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,300	311,207
Tokyo Gas Co Ltd	11,300	378,421
		689,628
TOTAL JAPAN		74,846,409
KOREA (SOUTH) - 1.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	7,573	79,233
Entertainment - 0.1%
HYBE Co Ltd	791	146,122
Krafton Inc (b)	988	231,215
		377,337
Interactive Media & Services - 0.2%
Kakao Corp	10,661	439,510
NAVER Corp	4,892	818,291
		1,257,801
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	1,853	74,390
TOTAL COMMUNICATION SERVICES		1,788,761

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	774	60,182
Household Durables - 0.1%
Coway Co Ltd	1,849	143,337
LG Electronics Inc	3,702	203,656
		346,993
TOTAL CONSUMER DISCRETIONARY		407,175

Consumer Staples - 0.0%
Food Products - 0.0%
CJ CheilJedang Corp	296	52,975
Personal Care Products - 0.0%
Amorepacific Corp	966	92,520
LG H&H Co Ltd	327	73,672
		166,192
TOTAL CONSUMER STAPLES		219,167

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	1,476	150,111
SK Innovation Co Ltd	2,340	179,947
		330,058
Financials - 0.5%
Banks - 0.5%
Hana Financial Group Inc	9,872	599,893
KakaoBank Corp	5,766	115,236
KB Financial Group Inc	12,832	1,013,277
Shinhan Financial Group Co Ltd	14,706	711,735
Woori Financial Group Inc	23,019	405,945
		2,846,086
Capital Markets - 0.0%
Mirae Asset Securities Co Ltd	7,846	106,439
TOTAL FINANCIALS		2,952,525

Health Care - 0.0%
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	1,085	75,949
Yuhan Corp	1,944	162,698
		238,647
Industrials - 0.7%
Aerospace & Defense - 0.0%
Hanwha Systems Co Ltd	2,507	106,025
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	1,245	130,713
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	15,382	716,242
HD Hyundai Electric Co Ltd	805	284,726
LG Energy Solution Ltd (b)	1,611	437,710
LS Electric Co Ltd	497	109,027
POSCO Future M Co Ltd (b)	1,317	133,162
		1,680,867
Industrial Conglomerates - 0.3%
LG Corp	3,020	170,416
Samsung C&T Corp	2,880	345,344
SK Inc	1,250	180,311
SK Square Co Ltd (b)	3,210	343,647
		1,039,718
Machinery - 0.0%
Doosan Bobcat Inc	1,832	72,184
Marine Transportation - 0.0%
HMM Co Ltd	9,142	152,767
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	6,116	102,916
TOTAL INDUSTRIALS		3,285,190

Materials - 0.1%
Chemicals - 0.1%
LG Chem Ltd	1,677	358,370
SKC Co Ltd (b)	603	43,127
		401,497
Metals & Mining - 0.0%
Korea Zinc Co Ltd	138	78,631
TOTAL MATERIALS		480,128

TOTAL KOREA (SOUTH)		9,701,651
KUWAIT - 0.2%
Financials - 0.2%
Banks - 0.2%
Kuwait Finance House KSCP	379,388	1,000,053
LUXEMBOURG - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	4,073	312,911
MALAYSIA - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	40,795	64,406
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	99,704	62,965
CELCOMDIGI BHD	122,600	110,256
Maxis Bhd	83,500	67,184
		240,405
TOTAL COMMUNICATION SERVICES		304,811

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	118,400	45,644
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	2,200	45,373
PPB Group Bhd	21,800	48,126
		93,499
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	9,500	47,984
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	85,500	101,026
CIMB Group Holdings Bhd	277,605	424,352
Malayan Banking Bhd	184,640	406,101
Public Bank Bhd	502,500	494,897
		1,426,376
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	75,700	117,986
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	159,338	192,321
Industrial Conglomerates - 0.0%
Sime Darby Bhd	99,100	37,777
Sunway Bhd	80,500	88,962
		126,739
TOTAL INDUSTRIALS		319,060

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	91,700	82,987
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	122,000	152,367
TOTAL MATERIALS		235,354

Utilities - 0.0%
Gas Utilities - 0.0%
Petronas Gas Bhd	27,300	114,986
Multi-Utilities - 0.0%
YTL Corp Bhd	117,200	67,845
YTL Corp Bhd warrants 6/2/2028 (b)	23,440	6,468
YTL Power International Bhd	81,700	77,863
YTL Power International Bhd warrants 6/2/2028 (b)	14,800	6,477
		158,653
TOTAL UTILITIES		273,639

TOTAL MALAYSIA		2,864,353
MEXICO - 0.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	625,300	564,477
Consumer Staples - 0.3%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV unit	59,900	540,767
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	179,600	529,423
Food Products - 0.0%
Grupo Bimbo SAB de CV	43,300	125,642
TOTAL CONSUMER STAPLES		1,195,832

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	86,800	773,539
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	13,295	305,430
Grupo Aeroportuario del Sureste SAB de CV Series B	6,215	188,390
		493,820
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	520,000	453,984
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	97,400	138,729
TOTAL MEXICO		3,620,381
NETHERLANDS - 3.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	133,555	596,657
Entertainment - 0.2%
Universal Music Group NV	37,716	1,084,974
TOTAL COMMUNICATION SERVICES		1,681,631

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	31,318	1,236,608
Financials - 0.6%
Banks - 0.5%
ING Groep NV	107,894	2,514,518
Insurance - 0.1%
ASR Nederland NV	5,098	339,529
NN Group NV	9,237	623,621
		963,150
TOTAL FINANCIALS		3,477,668

Industrials - 0.3%
Professional Services - 0.3%
Randstad NV	3,744	178,767
Wolters Kluwer NV	8,180	1,276,097
		1,454,864
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	13,502	9,446,941
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	5,870	368,644
TOTAL NETHERLANDS		17,666,356
NEW ZEALAND - 0.2%
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	5,684	654,573
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	29,199	156,488
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	44,490	149,570
TOTAL UTILITIES		306,058

TOTAL NEW ZEALAND		960,631
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	21,127	324,301
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	15,954	298,596
Orkla ASA	24,101	254,095
		552,691
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	10,850	262,679
Equinor ASA	28,726	737,902
		1,000,581
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	30,651	777,637
Insurance - 0.0%
Gjensidige Forsikring ASA	6,856	180,772
TOTAL FINANCIALS		958,409

Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	48,322	286,404
TOTAL NORWAY		3,122,386
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	2,326	551,262
PHILIPPINES - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	8,240	83,392
SM Investments Corp	7,305	102,278

TOTAL PHILIPPINES		185,670
POLAND - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	23,151	228,665
Specialty Retail - 0.0%
CCC SA (b)	1,788	92,488
TOTAL CONSUMER DISCRETIONARY		321,153

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)	9,949	55,087
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	19,737	440,607
Financials - 0.2%
Banks - 0.2%
mBank SA (b)	515	122,114
Powszechna Kasa Oszczednosci Bank Polski SA	30,052	660,614
Santander Bank Polska SA	1,411	206,856
		989,584
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	7,482	107,756
Construction & Engineering - 0.0%
Budimex SA	427	64,103
TOTAL INDUSTRIALS		171,859

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	4,850	165,396
TOTAL POLAND		2,143,686
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,747	238,038
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	14,386	274,704
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	106,986	462,242
TOTAL PORTUGAL		974,984
QATAR - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	20,831	86,963
Qatar Gas Transport Co Ltd	91,649	121,074
		208,037
Financials - 0.2%
Banks - 0.2%
Qatar National Bank QPSC	158,835	817,950
TOTAL QATAR		1,025,987
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	18,912	144,548
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(e)	372,050	0
LUKOIL PJSC (b)(e)	13,192	0
		0
Financials - 0.0%
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(e)	49,350	0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(e)	26	0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (b)(e)	47,040	0
Polyus PJSC (b)(e)	10,310	0
		0
TOTAL MATERIALS		0

TOTAL RUSSIA		0
SAUDI ARABIA - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	13,072	213,272
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (c)(d)	207,696	1,345,476
Financials - 0.1%
Banks - 0.1%
Alinma Bank	42,515	292,644
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	3,038	212,355
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	790	50,271
Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	8,051	255,839
Saudi Basic Industries Corp	30,871	449,762
		705,601
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	27,705	109,089
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	5,197	304,801
TOTAL UTILITIES		413,890

TOTAL SAUDI ARABIA		3,233,509
SINGAPORE - 0.7%
Financials - 0.4%
Banks - 0.3%
United Overseas Bank Ltd	43,300	1,202,993
Capital Markets - 0.1%
Singapore Exchange Ltd	29,000	355,586
TOTAL FINANCIALS		1,558,579

Industrials - 0.1%
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	81,414	398,115
Industrial Conglomerates - 0.0%
Keppel Ltd	50,300	326,791
TOTAL INDUSTRIALS		724,906

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	23,223	595,104
Real Estate - 0.1%
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	128,800	275,777
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	81,701	174,007
TOTAL REAL ESTATE		449,784

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,700	182,545
TOTAL SINGAPORE		3,510,918
SOUTH AFRICA - 1.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	58,294	490,737
Vodacom Group Ltd	20,762	158,516
		649,253
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Naspers Ltd Class N	5,641	1,748,209
Woolworths Holdings Ltd/South Africa	32,452	89,074
		1,837,283
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	11,392	286,422
Clicks Group Ltd	8,081	169,421
Shoprite Holdings Ltd	17,458	254,458
		710,301
Financials - 0.7%
Banks - 0.4%
Absa Group Ltd	28,573	283,044
Capitec Bank Holdings Ltd	2,995	580,721
Nedbank Group Ltd	16,036	218,819
Standard Bank Group Ltd	45,387	584,049
		1,666,633
Financial Services - 0.2%
FirstRand Ltd	173,640	738,360
Insurance - 0.1%
Discovery Ltd	18,299	216,921
Old Mutual Ltd	141,409	99,131
Sanlam Ltd	60,505	291,095
		607,147
TOTAL FINANCIALS		3,012,140

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	13,098	84,342
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	10,678	139,470
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	20,016	102,964
Metals & Mining - 0.5%
Anglo American PLC	38,397	1,080,419
Gold Fields Ltd	30,707	748,849
Impala Platinum Holdings Ltd (b)	30,537	288,618
Kumba Iron Ore Ltd	2,049	33,882
Valterra Platinum Ltd	7,641	343,157
		2,494,925
TOTAL MATERIALS		2,597,889

TOTAL SOUTH AFRICA		9,030,678
SPAIN - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	16,958	599,926
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	15,438	1,240,649
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	39,785	603,211
Financials - 0.1%
Banks - 0.1%
Banco de Sabadell SA	184,588	682,723
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,401	441,211
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	25,685	691,610
TOTAL INDUSTRIALS		1,132,821

Utilities - 0.9%
Electric Utilities - 0.9%
Endesa SA	10,775	311,715
Iberdrola SA	217,622	3,824,998
Redeia Corp SA	13,951	269,859
		4,406,572
TOTAL SPAIN		8,665,902
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	80,372	284,156
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	18,781	290,274
TOTAL COMMUNICATION SERVICES		574,430

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	5,087	453,344
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	19,527	263,061
TOTAL CONSUMER DISCRETIONARY		716,405

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,673	510,001
Financials - 0.2%
Banks - 0.1%
Svenska Handelsbanken AB A Shares	49,919	608,232
Capital Markets - 0.1%
EQT AB	12,772	428,854
TOTAL FINANCIALS		1,037,086

Industrials - 1.6%
Building Products - 0.3%
Assa Abloy AB B Shares	34,412	1,138,702
Nibe Industrier AB B Shares	51,356	236,707
		1,375,409
Construction & Engineering - 0.0%
Skanska AB B Shares	11,547	269,057
Machinery - 1.2%
Alfa Laval AB	9,946	433,329
Atlas Copco AB A Shares	92,134	1,403,052
Atlas Copco AB B Shares	53,434	724,062
Epiroc AB A Shares	22,451	457,655
Epiroc AB B Shares	13,525	242,888
Indutrade AB	9,384	228,531
Sandvik AB	36,570	893,587
SKF AB B Shares	11,742	274,321
Volvo AB B Shares	54,428	1,563,161
		6,220,586
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	8,813	297,090
TOTAL INDUSTRIALS		8,162,142

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (b)	9,770	300,308
Paper & Forest Products - 0.1%
Holmen AB B Shares	2,627	97,681
Svenska Cellulosa AB SCA B Shares	21,089	264,657
		362,338
TOTAL MATERIALS		662,646

TOTAL SWEDEN		11,662,710
SWITZERLAND - 3.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	887	617,542
Consumer Staples - 0.2%
Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	4	586,026
Chocoladefabriken Lindt & Spruengli AG	32	471,973
		1,057,999
Financials - 1.0%
Banks - 0.0%
Banque Cantonale Vaudoise	1,032	119,749
Capital Markets - 0.1%
Julius Baer Group Ltd	7,064	477,981
Insurance - 0.9%
Baloise Holding AG	1,415	340,227
Swiss Life Holding AG	984	1,024,644
Zurich Insurance Group AG	5,012	3,418,719
		4,783,590
TOTAL FINANCIALS		5,381,320

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,739	475,937
Life Sciences Tools & Services - 0.3%
Lonza Group AG	2,477	1,726,392
TOTAL HEALTH CARE		2,202,329

Industrials - 1.1%
Building Products - 0.2%
Geberit AG	1,147	881,167
Electrical Equipment - 0.7%
ABB Ltd	54,232	3,541,248
Machinery - 0.0%
VAT Group AG (c)(d)	913	323,161
Marine Transportation - 0.1%
Kuehne + Nagel International AG	1,635	334,649
Professional Services - 0.1%
SGS SA	5,528	563,519
TOTAL INDUSTRIALS		5,643,744

Information Technology - 0.1%
Software - 0.0%
Temenos AG	1,880	169,310
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,219	489,227
TOTAL INFORMATION TECHNOLOGY		658,537

Materials - 0.6%
Chemicals - 0.6%
DSM-Firmenich AG	6,387	613,660
Givaudan SA	316	1,327,025
Sika AG	5,227	1,233,466
		3,174,151
Containers & Packaging - 0.0%
SIG Group AG	10,538	171,255
TOTAL MATERIALS		3,345,406

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	2,748	380,947
TOTAL SWITZERLAND		19,287,824
TAIWAN - 8.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	130,000	560,499
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	61,000	165,996
Taiwan Mobile Co Ltd	60,000	211,041
		377,037
TOTAL COMMUNICATION SERVICES		937,536

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hotai Motor Co Ltd	10,180	186,845
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	20,000	171,003
Food Products - 0.1%
Uni-President Enterprises Corp	164,000	431,863
TOTAL CONSUMER STAPLES		602,866

Financials - 1.0%
Banks - 0.7%
CTBC Financial Holding Co Ltd	573,000	785,582
E.Sun Financial Holding Co Ltd	493,495	526,599
First Financial Holding Co Ltd	385,614	380,063
Hua Nan Financial Holdings Co Ltd	307,170	293,663
Mega Financial Holding Co Ltd	407,242	577,993
Shanghai Commercial & Savings Bank Ltd/The	134,000	191,942
SinoPac Financial Holdings Co Ltd	371,051	305,467
Taishin Financial Holding Co Ltd	725,349	394,992
Taiwan Cooperative Financial Holding Co Ltd	362,617	307,076
		3,763,377
Financial Services - 0.0%
Chailease Holding Co Ltd	52,557	202,447
Insurance - 0.3%
Cathay Financial Holding Co Ltd	326,751	660,777
Fubon Financial Holding Co Ltd	281,499	770,878
		1,431,655
TOTAL FINANCIALS		5,397,479

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	9,000	148,247
Industrials - 0.2%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	5,500	120,776
Voltronic Power Technology Corp	2,000	78,382
		199,158
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	97,000	92,759
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	37,157	244,643
Wan Hai Lines Ltd	23,460	69,224
		313,867
Passenger Airlines - 0.0%
China Airlines Ltd	101,000	69,053
Eva Airways Corp	93,000	116,999
		186,052
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	70,000	63,650
TOTAL INDUSTRIALS		855,486

Information Technology - 6.4%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Inc	67,000	1,259,305
Semiconductors & Semiconductor Equipment - 6.1%
Taiwan Semiconductor Manufacturing Co Ltd	845,000	32,458,494
United Microelectronics Corp	388,000	536,428
		32,994,922
Technology Hardware, Storage & Peripherals - 0.1%
Acer Inc	96,000	102,331
Lite-On Technology Corp	73,000	287,954
		390,285
TOTAL INFORMATION TECHNOLOGY		34,644,512

Materials - 0.1%
Chemicals - 0.0%
Nan Ya Plastics Corp	178,000	242,226
Metals & Mining - 0.1%
China Steel Corp	406,000	263,062
TOTAL MATERIALS		505,288

TOTAL TAIWAN		43,278,259
THAILAND - 0.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	11,100	98,305
Advanced Info Service PCL depository receipt	24,500	216,979
		315,284
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	45,699	34,643
Minor International PCL depository receipt	72,468	54,937
		89,580
Specialty Retail - 0.0%
Home Product Center PCL depository receipt	202,400	43,987
PTT Oil & Retail Business PCL depository receipt	100,700	42,497
		86,484
TOTAL CONSUMER DISCRETIONARY		176,064

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL	19,400	27,940
CP ALL PCL depository receipt	165,500	238,355
		266,295
Food Products - 0.0%
Charoen Pokphand Foods PCL	38,500	26,765
Charoen Pokphand Foods PCL depository receipt	88,400	61,454
		88,219
TOTAL CONSUMER STAPLES		354,514

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
PTT Exploration & Production PCL	12,600	48,351
PTT Exploration & Production PCL depository receipt	35,800	137,379
		185,730
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	20,800	102,523
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL	88,900	58,307
Bangkok Dusit Medical Services PCL depository receipt	292,700	191,975
Bumrungrad Hospital Pcl	3,300	17,108
Bumrungrad Hospital Pcl depository receipt	17,500	90,723
		358,113
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	31,300	38,989
Airports of Thailand PCL depository receipt	115,900	144,373
		183,362
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	1,500	9,182
Siam Cement PCL/The depository receipt	25,400	155,489
		164,671
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	7,281	10,434
Gulf Development PCL depository receipt	145,693	208,783
		219,217
TOTAL THAILAND		2,059,478
TURKEY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	31,737	132,046
Financials - 0.1%
Banks - 0.1%
Akbank TAS	104,719	174,124
Haci Omer Sabanci Holding AS	40,792	95,813
Yapi ve Kredi Bankasi AS (b)	116,780	96,831
		366,768
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KOC Holding AS	26,197	115,707
Passenger Airlines - 0.0%
Turk Hava Yollari AO	19,421	137,783
TOTAL INDUSTRIALS		253,490

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	357,229	27,456
TOTAL TURKEY		779,760
UNITED ARAB EMIRATES - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	119,764	617,560
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	100,654	446,127
Abu Dhabi Islamic Bank PJSC	50,017	328,994
First Abu Dhabi Bank PJSC	151,770	743,758
		1,518,879
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	227,788	945,745
TOTAL UNITED ARAB EMIRATES		3,082,184
UNITED KINGDOM - 8.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
BT Group PLC	204,987	560,653
Interactive Media & Services - 0.1%
Auto Trader Group PLC (c)(d)	30,181	333,192
Media - 0.1%
Informa PLC	45,297	519,370
WPP PLC	37,037	200,533
		719,903
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	684,129	741,731
TOTAL COMMUNICATION SERVICES		2,355,479

Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Pearson PLC	20,237	286,171
Hotels, Restaurants & Leisure - 0.0%
Whitbread PLC	6,072	244,820
Household Durables - 0.0%
Barratt Redrow PLC	47,237	233,377
Specialty Retail - 0.0%
Kingfisher PLC	61,407	218,350
TOTAL CONSUMER DISCRETIONARY		982,718

Consumer Staples - 1.7%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC	7,906	766,250
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	60,502	242,423
Tesco PLC	230,733	1,296,355
		1,538,778
Food Products - 0.1%
Associated British Foods PLC	11,210	324,591
Household Products - 0.3%
Reckitt Benckiser Group PLC	23,381	1,752,308
Personal Care Products - 0.9%
Unilever PLC	85,761	4,975,893
TOTAL CONSUMER STAPLES		9,357,820

Financials - 2.7%
Banks - 1.9%
HSBC Holdings PLC	605,835	7,380,872
Lloyds Banking Group PLC	2,061,581	2,118,203
		9,499,075
Capital Markets - 0.4%
3i Group PLC	33,366	1,823,191
Schroders PLC	24,101	124,451
		1,947,642
Financial Services - 0.0%
M&G PLC	77,551	267,925
Insurance - 0.4%
Admiral Group PLC	8,938	403,460
Aviva PLC	104,831	897,955
Legal & General Group PLC	201,840	682,838
Phoenix Group Holdings PLC	23,801	208,713
		2,192,966
TOTAL FINANCIALS		13,907,608

Health Care - 1.4%
Pharmaceuticals - 1.4%
Astrazeneca PLC	53,163	7,756,039
Industrials - 1.2%
Aerospace & Defense - 0.1%
Melrose Industries PLC	43,791	296,218
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	86,663	432,314
Industrial Conglomerates - 0.1%
DCC PLC	3,418	214,865
Smiths Group PLC	11,375	353,327
		568,192
Machinery - 0.0%
Spirax Group PLC	2,541	212,924
Professional Services - 0.7%
Intertek Group PLC	5,519	360,060
RELX PLC	63,337	3,291,060
		3,651,120
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	14,828	994,405
Bunzl PLC	11,254	333,990
		1,328,395
TOTAL INDUSTRIALS		6,489,163

Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	33,670	542,488
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	4,594	158,471
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	24,021	183,202
Industrial REITs - 0.1%
Segro PLC	44,135	377,350
TOTAL REAL ESTATE		560,552

Utilities - 0.6%
Electric Utilities - 0.2%
SSE PLC	37,963	930,558
Multi-Utilities - 0.4%
National Grid PLC	167,836	2,358,446
TOTAL UTILITIES		3,289,004

TOTAL UNITED KINGDOM		45,399,342
UNITED STATES - 4.4%
Communication Services - 0.6%
Entertainment - 0.6%
Spotify Technology SA (b)	5,264	3,298,107
Financials - 0.3%
Insurance - 0.3%
Swiss Re AG	10,332	1,860,332
Health Care - 2.3%
Biotechnology - 0.5%
CSL Ltd	16,598	2,871,193
Health Care Equipment & Supplies - 0.3%
Alcon AG	17,132	1,514,829
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	7,322	365,987
Pharmaceuticals - 1.4%
Novartis AG	65,159	7,420,768
TOTAL HEALTH CARE		12,172,777

Industrials - 1.1%
Construction & Engineering - 0.2%
Ferrovial SE	17,493	896,339
Electrical Equipment - 0.9%
Schneider Electric SE	18,751	4,852,636
TOTAL INDUSTRIALS		5,748,975

Materials - 0.1%
Construction Materials - 0.1%
James Hardie Industries PLC depository receipt (b)	19,843	520,828
TOTAL UNITED STATES		23,601,019
TOTAL COMMON STOCKS (Cost $432,840,684)		530,798,673

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	14,655	160,354
GERMANY - 0.1%
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,712	440,523
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	901	192,842
TOTAL GERMANY		633,365
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $854,559)		793,719

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $317,256)	4.25	318,000	317,241

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $5,485,261)	4.33	5,484,164	5,485,261

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $439,497,760)	537,394,894
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,206,157
NET ASSETS - 100.0%	538,601,051

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	37	Sep 2025	4,834,790	(200)	(200)
ICE MSCI Emerging Markets Index Contracts (United States)	35	Sep 2025	2,167,025	74,770	74,770
TME S&P/TSX 60 Index Contracts (Canada)	3	Sep 2025	702,064	16,509	16,509

TOTAL FUTURES CONTRACTS					91,079
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,875,462 or 2.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,768,221 or 2.2% of net assets.

(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $307,265.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,000,680	104,325,136	100,840,555	248,783	-	-	5,485,261	5,484,164	0.0%
Total	2,000,680	104,325,136	100,840,555	248,783	-	-	5,485,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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